REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE DISAGGREGATED BY CATEGORY

The following table presents our revenue disaggregated by category and primary geographic regions within our single reporting segment:

	For the Three Months Ended		For the Six Months Ended
	December 31,		December 31,
	2021	2020	2021	2020
Categories:
Subscription	$6,434,050	$6,180,000	$12,839,050	$12,360,000
Service and support	1,005,157	906,756	1,961,087	1,804,020
Application development and implementation	900,670	549,680	1,765,450	1,059,280
Total Revenue	$8,339,877	$7,636,436	$16,565,587	$15,223,300

Primary Geographic Regions:
United States	100%	-%	100%	-%
India	-%	100%	-%	100%
	100%	100%	100%	100%

The following table presents our revenue disaggregated by category and primary geographic regions within our single reporting segment:

	For the Year Ended
	June 30,
	2021	2020
Categories:
Subscription	$24,720,000	$24,720,000
Service and support	3,656,274	3,515,438
Application development and implementation	2,296,040	2,040,984
Total revenue	$30,672,314	$30,276,422

Primary Geographic Regions:
India	100%	100%
	100%	100%

SCHEDULE OF LONG-LIVED ASSETS

The following table presents our long-lived assets by primary geographic regions within our single reporting segment:

	December 31,
	2021	2020
United States	$1,438	$1,438
India	568,973	1,490,952
United Kingdom	1,046,096	1,068,556
Total long-lived assets	$1,616,507	$2,560,946

The following table presents our long-lived assets by primary geographic regions within our single reporting segment:

	For the Year Ended
	June 30,
	2021	2020
India	$1,022,030	$1,901,040
United Kingdom	1,080,849	982,052
Total long-lived assets	$2,102,879	$2,883,092

SCHEDULE OF RECONCILIATION OF CONTRACT LIABILITIES

The following table presents a reconciliation of the contract liabilities from June 30, 2021 to December 31, 2021:

June 30, 2021	$350,689
Contract liability deferral	300,247
Amortization of contract liability to revenue	(220,909)
December 31, 2021	$430,027

The following table presents a reconciliation of the contract liabilities from June 30, 2020 to June 30, 2021:

June 30, 2020	$219,652
Contract liability deferral	306,955
Amortization of contract liability to revenue	(175,918)
June 30, 2021	$350,689